Income Taxes (Details) - Schedule of Provisions for Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Provision for Income Taxes
Current Tax Provision Hong Kong	$ 127,471	$ 125,802	$ 226,148
Deferred Tax Provision Hong Kong	(5,032)
Current Tax Provision PRC	29,862		694,661
Over Provision of PRC Income Tax in prior year		(217,999)
Deferred Tax Provision PRC	54,643	14,895	(23,652)
Total Provision (Credit) for Income Taxes	$ 206,944	$ (77,302)	$ 897,157